SHARE-BASED COMPENSATION - Summary of Stock Option Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, number of shares	508,000	1,904,000	1,948,000
Granted, number shares	11,000	29,000	10,000
Exercised, number of shares	(182,923)	(1,418,219)	(40,000)
Cancelled, number of shares		(7,000)	(14,000)
Ending balance, number of shares	336,000	508,000	1,904,000
Exercisable, number of shares	319,000
Weighted Average Exercise Price
Beginning balance, weighted-average exercise price (in dollars per share)	$ 10.24	$ 9.85	$ 11.05
Granted, weighted-average exercise price (in dollars per share)	15.70	12.76	17.07
Exercised, weighted-average exercise price (in dollars per share)	(9.03)	(8.89)	(8.85)
Cancelled, weighted-average exercise price (in dollars per share)		(227.21)	(175.08)
Ending balance, weighted-average exercise price (in dollars per share)	11.06	$ 10.24	$ 9.85
Exercise, weighted-average exercise price (in dollars per share)	$ 10.79
Stock Option Transactions
Weighted average remaining life (in years)	3 years 255 days
Exercisable, weighted average remaining life (in years)	3 years 165 days
Balance, aggregate intrinsic value	$ 1,534
Exercisable, aggregate intrinsic value	$ 1,534